Significant accounting policies - Employee Benefits (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Significant accounting policies
Percentage of bonus paid immediately around year-end, Senior Management Bonus Scheme	50.00%	50.00%
Percentage of deferred bonus paid for three years, Senior Management Bonus Scheme	50.00%	50.00%
Term of deferrment for the remaining 50% bonus payment, Senior Management Bonus Scheme	3 years	3 years
Share price below threshold in which the deferred bonus will be adjusted and the remainder will be forfeited	10.00%	10.00%
Share price above threshold in which the deferred bonus will be forfeited	10.00%	10.00%